Fair Value Measurements - Additional Information (Detail) - USD ($)	2 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Nov. 13, 2019	Nov. 05, 2019
Aggregate value of warrants	$ 21,807,000	$ 35,731,875
Warrants [Member]
Transfer out of level three	$ 9,645,625
Private Placement Warrants [Member]
Warrants exercise price	$ 0.91	$ 1.50	$ 0.62	$ 0.62
Aggregate value of warrants	$ 7,600,000	$ 12,500,000		$ 4,700,000
Public Warrants [Member]
Warrants exercise price	$ 0.90	$ 1.47		$ 0.61
Aggregate value of warrants	$ 14,200,000	$ 23,200,000		$ 8,400,000